Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 1,303,399	$ 1,194,457
Less: accumulated depreciation and amortization	(881,823)	(782,721)
Property and equipment, net	421,577	411,736
Buildings [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	440,355	458,948
Electronic equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	174,483	126,520
Office equipment and furniture [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	228,976	212,481
Motor vehicles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	249,108	236,794
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 210,478	$ 159,714